UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 94.3%
DIVERSIFIED 4.8%
Brookfield Properties Corp.	747,658	$4,291,557
Vornado Realty Trust	513,684	17,074,856
		21,366,413
HEALTH CARE 13.5%
HCP	1,037,777	18,524,319
Health Care REIT	230,442	7,049,221
Nationwide Health Properties	704,496	15,632,766
Omega Healthcare Investors	401,109	5,647,615
Ventas	561,993	12,706,662
		59,560,583
HOTEL 2.3%
Hospitality Properties Trust	97,315	1,167,780
Host Hotels & Resorts	1,171,394	4,591,864
Starwood Hotels & Resorts Worldwide	351,427	4,463,123
		10,222,767
INDUSTRIAL 6.0%
AMB Property Corp.	1,086,227	15,641,669
DCT Industrial Trust	776,821	2,462,522
EastGroup Properties	146,403	4,109,532
ProLogis	633,768	4,119,492
		26,333,215
OFFICE 14.4%
BioMed Realty Trust	494,366	3,346,858
Boston Properties	643,561	22,543,942
Douglas Emmett	586,612	4,335,063
Highwoods Properties	237,621	5,089,842
Kilroy Realty Corp.	231,998	3,988,045
Liberty Property Trust	515,019	9,754,460
Mack-Cali Realty Corp.	509,023	10,083,745

1

	Number
	of Shares	Value
SL Green Realty Corp.	435,779	$4,706,413
		63,848,368
OFFICE/INDUSTRIAL 0.9%
PS Business Parks	105,908	3,902,710

RESIDENTIAL 16.0%
APARTMENT 13.4%
American Campus Communities	276,869	4,806,446
Apartment Investment & Management Co.	818,861	4,487,358
AvalonBay Communities	185,637	8,736,077
BRE Properties	64,605	1,268,196
Camden Property Trust	214,845	4,636,355
Colonial Properties Trust	278,901	1,062,613
Education Realty Trust	216,337	755,016
Equity Residential	788,262	14,464,608
Essex Property Trust	105,415	6,044,496
Home Properties	233,598	7,159,779
UDR	669,672	5,765,876
		59,186,820
MANUFACTURED HOME 2.6%
Equity Lifestyle Properties	300,248	11,439,449
TOTAL RESIDENTIAL		70,626,269

SELF STORAGE 8.3%
Public Storage	663,252	36,644,673

SHOPPING CENTER 17.7%
COMMUNITY CENTER 6.4%
Federal Realty Investment Trust	423,902	19,499,492
Kimco Realty Corp.	102,661	782,277
Regency Centers Corp.	223,342	5,934,197

2

Weingarten Realty Investors	228,270	2,173,130
		28,389,096
FREE STANDING 1.6%
National Retail Properties	278,499	4,411,424

	Number
	of Shares	Value
Realty Income Corp.	128,906	$2,426,011
		6,837,435
REGIONAL MALL 9.7%
Macerich Co.	380,008	2,378,850
Simon Property Group	1,049,380	36,350,524
Taubman Centers	249,130	4,245,175
		42,974,549
TOTAL SHOPPING CENTER		78,201,080

SPECIALTY 10.4%
Digital Realty Trust	516,167	17,126,421
Plum Creek Timber Co.	753,668	21,909,129
Rayonier	228,504	6,905,391
		45,940,941
TOTAL COMMON STOCK (Identified cost—$480,028,927)		416,647,019

SHORT-TERM INVESTMENTS 5.6%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(a)	9,850,000	9,850,000
Federated U.S. Treasury Cash Reserves Fund, 0.01%(a)	9,880,000	9,880,000
Fidelity Institutional Money Market Treasury Only Fund, 0.26%(a)	4,780,488	4,780,488

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$24,510,488)		24,510,488

3

		Value
TOTAL INVESTMENTS (Identified cost—$504,539,415)	99.9%	$441,157,507

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%	461,395

NET ASSETS (Equivalent to $16.38 per share based on 26,963,559 shares of common stock outstanding)	100.0%	$441,618,902

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Rate quoted represents the seven day yield of the fund.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$441,157,507	$416,647,019	$24,510,488	$—

Note 2. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$23,771,118
Gross unrealized depreciation	(87,153,026)
Net unrealized depreciation	$(63,381,908)

Cost for federal income tax purposes	$504,539,415

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

Name:

Adam M. Derechin

	Title:	President

	Date:	May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza

Name:

Adam M. Derechin

Name:

James Giallanza

	Title:	President and principal	Title:	Treasurer and principal
		executive officer		financial officer

	Date:	May 27, 2009